Investment Objectives and Goals - TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF	Dec. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of the KRE ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

The Fund and the Trust are not affiliated with KRE ETF or its investment manager.